John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 94.1%		$309,896,405
(Cost $275,681,547)
Australia 3.2%		10,536,660
Atlassian Corp. PLC, Class A (A)	11,730	3,804,508
Macquarie Group, Ltd.	51,504	6,732,152
Canada 7.0%		22,866,244
Canadian National Railway Company	44,550	5,429,832
Shopify, Inc., Class A (A)	146	140,779
The Descartes Systems Group, Inc. (A)	62,910	4,576,892
The Toronto-Dominion Bank	158,800	12,718,741
China 5.2%		17,121,173
Contemporary Amperex Technology Company, Ltd., Class A	122,100	11,793,304
Li Ning Company, Ltd.	546,000	5,327,869
Denmark 1.4%		4,607,074
Novo Nordisk A/S, B Shares	46,317	4,607,074
France 10.8%		35,502,005
Hermes International	2,846	4,273,015
LVMH Moet Hennessy Louis Vuitton SE	10,836	8,900,399
Sartorius Stedim Biotech	29,435	12,907,512
Teleperformance	25,017	9,421,079
Germany 1.5%		5,022,933
CTS Eventim AG & Company KGaA (A)	70,659	5,022,933
Hong Kong 2.0%		6,567,041
Techtronic Industries Company, Ltd.	398,000	6,567,041
Ireland 1.3%		4,331,236
ICON PLC (A)	16,300	4,331,236
Italy 2.4%		7,852,096
Amplifon SpA	103,881	4,415,554
Davide Campari-Milano NV	273,714	3,436,542
Japan 9.6%		31,699,063
BayCurrent Consulting, Inc.	12,800	4,857,841
Lasertec Corp.	23,200	5,204,629
Recruit Holdings Company, Ltd.	124,600	6,158,804
Sony Group Corp.	87,200	9,754,931
Tokyo Electron, Ltd.	11,700	5,722,858
Netherlands 7.8%		25,819,601
Adyen NV (A)(B)	3,185	6,481,114
ASML Holding NV	23,972	16,236,017
Universal Music Group NV	125,662	3,102,470
Singapore 2.9%		9,477,088
DBS Group Holdings, Ltd.	360,800	9,477,088
South Korea 3.4%		11,280,807
Kia Corp.	91,523	6,381,509
Samsung Electronics Company, Ltd.	78,768	4,899,298
Sweden 6.5%		21,531,697
Atlas Copco AB, A Shares	162,829	9,637,209
Epiroc AB, A Shares	347,197	7,408,883
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
EQT AB	114,468	$4,485,605
Switzerland 7.3%		23,868,303
Alcon, Inc.	49,100	3,769,898
Bachem Holding AG, Class B	6,105	3,641,704
Lonza Group AG	6,801	4,688,894
STMicroelectronics NV, NYRS (C)	100,594	4,721,882
Straumann Holding AG	4,252	7,045,925
Taiwan 3.2%		10,656,547
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	86,900	10,656,547
United Kingdom 6.3%		20,819,646
Ashtead Group PLC	162,186	11,600,838
Croda International PLC	36,712	3,964,824
Endava PLC, ADR (A)	43,200	5,253,984
United States 10.5%		34,543,839
Adobe, Inc. (A)	6,970	3,724,071
Microsoft Corp.	43,790	13,617,814
NVIDIA Corp.	31,760	7,776,754
ServiceNow, Inc. (A)	16,090	9,425,200
Uruguay 1.8%		5,793,352

Globant SA (A)	22,703	5,793,352
Preferred securities 1.2%		$4,069,407
(Cost $4,420,059)
Germany 1.2%		4,069,407

Volkswagen AG	19,539	4,069,407
Exchange-traded funds 3.0%		$9,680,450
(Cost $10,153,860)
iShares Core MSCI Total International Stock ETF	140,500	9,680,450

	Yield (%)	Shares	Value
Short-term investments 0.4%			$1,221,620
(Cost $1,221,620)
Short-term funds 0.4%			1,221,620
John Hancock Collateral Trust (D)	0.0587(E)	122,131	1,221,620

Total investments (Cost $291,477,086) 98.7%	$324,867,882
Other assets and liabilities, net 1.3%	4,442,336
Total net assets 100.0%	$329,310,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-22. The value of securities on loan amounted to $1,191,052.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 1-31-22.
The fund had the following sector composition as a percentage of net assets on 1-31-22:
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Information technology	32.8%
Industrials	22.2%
Health care	13.8%
Financials	13.2%
Consumer discretionary	11.6%
Communication services	2.4%
Materials	1.2%
Consumer staples	1.1%
Short-term investments and other	1.7%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$10,536,660	$3,804,508	$6,732,152	—
Canada	22,866,244	22,866,244	—	—
China	17,121,173	—	17,121,173	—
Denmark	4,607,074	—	4,607,074	—
France	35,502,005	—	35,502,005	—
Germany	5,022,933	—	5,022,933	—
Hong Kong	6,567,041	—	6,567,041	—
Ireland	4,331,236	4,331,236	—	—
Italy	7,852,096	—	7,852,096	—
Japan	31,699,063	—	31,699,063	—
Netherlands	25,819,601	—	25,819,601	—
Singapore	9,477,088	—	9,477,088	—
South Korea	11,280,807	—	11,280,807	—
Sweden	21,531,697	—	21,531,697	—
Switzerland	23,868,303	8,491,780	15,376,523	—
Taiwan	10,656,547	10,656,547	—	—
United Kingdom	20,819,646	5,253,984	15,565,662	—
United States	34,543,839	34,543,839	—	—
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	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Uruguay	$5,793,352	$5,793,352	—	—
Preferred securities	4,069,407	—	$4,069,407	—
Exchange-traded funds	9,680,450	9,680,450	—	—
Short-term investments	1,221,620	1,221,620	—	—
Total investments in securities	$324,867,882	$106,643,560	$218,224,322	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	122,131	$6,736,135	$14,585,542	$(20,098,808)	$(1,508)	$259	$1,518	—	$1,221,620
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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